Investments	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Investments
8	Investments

(a)	Business Combination

(i)	Compass Business Combination
On March 07, 2024, the Entity announced an agreement for a business combination with Compass. On October 29, 2024, the transaction was completed, creating a full-service Latin American alternative asset manager with more than US$50 billion in assets under management, across different segments. Founded in 1995, Compass is a leading independent asset manager and investment advisory firm in Latin America, currently present in seven countries in Latin America, the United States and United Kingdom.
The transaction had a total upfront consideration of 11,783,384 shares of VINP Class A common stock, and a cash consideration of US$35,2 million. Under the agreement, Compass partners are entitled to an earn-out
of up to an additional 7.5% stake in the combined entity, subject to the achievement of pre-determined
metrics, to be paid in VINP Class A common stock.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Footprint expansion in Latam;

•	Business complementary and;

•	Shared long-term vision.

(b)	Intangible assets that do not qualify for separate recognition:
Reputation: value of the acquired Compass’ market recognition, and customer loyalty, which do not meet the criteria for recognition as a separate intangible asset.
Know-how
and Expertise: Technical knowledge, internal processes, or specific workforce capabilities that cannot be separately measured.
Details of the estimated purchase consideration, the net assets acquired, goodwill and other intangible assets are as follows:

Cash paid	201,372
Shares issued (Class A Shares)	692,156
Contingent consideration (Earn-out I)	38,054
Contingent consideration (Earn-out II)	36,849

Total purchase consideration	968,431

The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	51,032
Other assets and liabilities	301,948
Management contracts and customers relationship	324,361
Brands	77,763

755,104
Goodwill	213,327

Net assets acquired	968,431

(ii)	MAV Business Combination

On April 25, 202
4, Vinci Compass announced an agreement for a combination with MAV Capital Gestora de Recursos SS Ltda. (“MAV” or “MAV Capital”). The transaction was closed on June 28, 2024, and had a total cash consideration of R$
5,000
and an obligation of R$10,000 segregated in two payments in each deal anniversary until 2026, respectively. The transaction increased Vinci Compass participation in the agribusiness, improving a segment that is raising. At the closing date, MAV had R$ 540 million assets under management in private markets sector.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Agribusiness focused asset manager;

•	Enhances Vinci’s credit segment offering;

•	More than 35 in-house structured credit operations across several sectors with special focus to Agribusiness.
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	5,000
Consideration payable	10,000
Contingent consideration (Earn-out)	18,010

Total purchase consideration	33,010

The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	285
Other assets and liabilities	(221)
Management contracts	3,245

Net identifiable assets acquired	3,309
Goodwill	29,701

Net assets acquired	33,010

(iii)	Lacan Ativos Reais Business Combination
On November 4, 2024, Vinci Compass announced an agreement for a combination with Lacan Administração de Bens e Participações Ltda. (“Lacan”). The transaction was also closed on November 4, 2024, and had a total cash consideration of R$70,000. The transaction increased Vinci Compass participation in the forestry area investments, improving a ESG agenda segment that is raising in a short period of time. At the closing date, Lacan had R$ 1.5 billion assets under management in private markets sector.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Timberland investment management organization;

•	Forestry vertical to complement Vinci Compass’s Real Asset segment;

•	Strong relationships with Brazilian and European institutional investors;

•	Long-term AUM with 15+ year funds.
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	70,000
Contingent consideration (Earn-out I)	18,519
Contingent consideration (Earn-out II)	14,949

Total purchase consideration	103,468

The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	1.987
Other assets and liabilities	(1,497)
Management contracts	27,660

Net identifiable assets acquired	28,150
Goodwill	75,318
Net assets acquired	103,468

All the business combinations are still under its measurement period. During this period, additional assets or liabilities can be recognized if new information is obtained about facts and circumstances that existed as of the acquisition date. The measurement period ends as soon as Vinci Compass receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable. However, the measurement period shall not exceed one year from the acquisition date.

(b)	Investments accounted for using the equity method
As of December 31, 2024, the detail of investments in associates and joint ventures is as follows:

Affiliate	Country	Ownership		Nature of relationship	Equity	Share of profit (loss) (***)
CCLA Holdings Development and Property Management SL (“CCLA Holdings”) (*)	Spain	50%		Joint venture	46,448	(1,652)
Mexican associates’ entities (**)	Mexico	(	**)	Associate	8,633	152

					55,081	(1,500)

(*)	Joint Venture relationships with CIM Group. There is no control in these investments.
(**)
Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates does not have control over these investments. The ownership on theses associates may vary from 0.04% to 1.89%.

(***)	Comprise group’s share of the post-acquisition profits or losses of the investees.
As of 31 December 2024, movements in investment in joint ventures and associates are as follows:

	CCLA Holdings	Mexican associates	Total
Investments recognized as a result of business combination	32,604	7,943	40,547
Capital increase	13,140	—	13,140
Equity gain (loss)	(1,652)	152	(1,500)
Foreign exchange variation	2,356	538	2,894

Closing balance of investment on December 31, 2024	46,448	8,633	55,081
Summarized financial information for material associates and joint ventures:
The tables below provide summarized financial information for those joint ventures and associates that are material to the Group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not Vinci Compass share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

CCLA Holdings
Current assets	89,175
Non-current assets	55,502
Current liabilities	(51,780)
Non-current liabilities	—

Net assets	92,897
Ownership interest	50%
Investments by equity method	46,448

(c)	Non-controlling interests (NCI)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Summarized Balance Sheet
Current assets	466	232	392,026	100,873	392,492	101,105
Current liabilities	(777)	(707)	(3,447)	(2,816)	(4,224)	(3,523)

Current net assets	(311)	(475)	388,579	98,057	388,268	97,582
Non-current assets	601	601	21,393	13,549	21,994	14,150
Non-current liabilities	(2,750)	(1,550)	(408,305)	(96,805)	(411,055)	(98,355)

Non-current net assets	(2,149)	(949)	(386,912)	(83,256)	(389,061)	(84,205)
Net assets	(2,460)	(1,424)	1,667	14,801	(793)	13,377

Accumulated NCI	(615)	(356)	250	2,220	(365)	1,864

Summarized statement of comprehensive income	Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Revenue	429	90	380	74	809	164
Profit for the period	(1,036)	(1,292)	(13,135)	(5,505)	(14,171)	(6,797)
Total comprehensive income	(1,036)	(1,292)	(13,135)	(5,505)	(14,171)	(6,797)

Profit/(loss) allocated to NCI	(259)	(323)	(1,970)	(826)	(2,229)	(1,149)